Operating leases and rental payments	12 Months Ended
Dec. 31, 2017
Operating leases and rental payments
Operating leases and rental payments

21.   Operating leases and rental payments

        The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2063. Rental expense recorded for operating leases for the years ended December 31, 2017, 2016 and 2015 was €823,446, €756,393 and €690,830, respectively. For information regarding operating leases with related parties, see note 5 a).

        Future minimum rental payments under non-cancelable operating leases for the five years succeeding December 31, 2017 and 2016 and thereafter are:

Future minimum rental payments
in € THOUS
	2017	2016
1 year	728,312	702,436
1 - 3 years	1,246,719	1,138,767
3 - 5 years	934,725	827,555
Over 5 years	1,595,270	1,291,060

Total	4,505,026	3,959,818